STATEMENT OF CONSOLIDATED SHAREHOLDERS EQUITY (Unaudited) (USD $) In Millions	Total	Common Stock [Member]	Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Parent [Member]	Noncontrolling Interest [Member]	Series D Preferred Stock [Member]
BALANCE at Dec. 31, 2010	$ 24,377	$ 240	$ 8,864	$ 14,223	$ (36)	$ (141)	$ 24,377		$ 1,227
Net income	4,584			4,584			4,584
Postretirement, net of tax	(1)					(1)	(1)
Commodity hedges, net of tax	133					133	133
Preferred	(76)			(76)			(76)
Common ($0.60 per share)	(231)			(231)			(231)
Common stock activity, net	36	1	35				36
Treasury stock activity, net	6		2		4		6
Compensation expense	167		167				167
Other	(2)		(2)				(2)
BALANCE at Dec. 31, 2011	28,993	241	9,066	18,500	(32)	(9)	28,993		1,227
Net income	2,001			2,001			2,001
Postretirement, net of tax	(2)					(2)	(2)
Commodity hedges, net of tax	(120)					(120)	(120)
Preferred	(76)			(76)			(76)
Common ($0.60 per share)	(264)			(264)			(264)
Common shares issued	601	3	598				601
Common stock activity, net	(43)	1	(44)				(43)
Treasury stock activity, net	3		1		2		3
Compensation expense	238		238				238
BALANCE at Dec. 31, 2012	31,331	245	9,859	20,161	(30)	(131)	31,331		1,227
Net income	2,288			2,232			2,232	56
Postretirement, net of tax	9					9	9
Commodity hedges, net of tax	7					7	7
Preferred	(44)			(44)			(44)
Common ($0.60 per share)	(317)			(317)			(317)
Common stock activity, net	(6)	1	(7)				(6)
Treasury stock activity, net	(997)				(997)		(997)
Sale of noncontrolling interest	2,948		1,007				1,007	1,941
Conversion of Series D preferred stock		9	1,218						(1,227)
Compensation expense	189		189				189
BALANCE at Dec. 31, 2013	$ 35,393	$ 255	$ 12,251	$ 22,032	$ (1,027)	$ (115)	$ 33,396	$ 1,997